To our shareholders:


   We are pleased to report that our share price (NAV) has reached $18.91, up 7.7% during the first half of 2007, and up 4.8% in the second quarter. During the past twelve month period the Fund's shares advanced 13.1%. Overall, since the introduction of our proprietary Volume & Range system, Volumetric has significantly outperformed the market indices, as indicated below.

                         First      Second      Since
                         Half       Quarter     9/1/00*
   Volumetric Fund	 +  7.7%    + 4.8%      + 50.4%
   S&P 500 Index         +  6.0     + 5.8       -  0.1
   Dow Jones Ind.        +  7.6     + 8.5       + 20.4
   NASDAQ                +  7.8     + 7.5       - 37.8
   *Introduction of Volume & Range System

   The Volumetric Index, which indicates the value of a hypothetical investment of $10,000 in the Fund on January 1, 1979, with all distributions reinvested, stood at $201,922, as of June 30th. This is equivalent to an average annual return of 11.8% since our inception in 1979. One of the great advantages of our disciplined Volume & Range system is that it is based on mathematical formulas, which allows either of our two portfolio managers to manage the fund independently.

PORTFOLIO REVIEW

   We have reduced our cash position slightly from 11.3%, to 9.3% since March 31. Currently we have 81 stocks in the Fund's portfolio. Our average stock is up 20.9%. Following our 'Volume & Range' system's guidelines, we purchased 22 stocks and sold 18 during the second quarter, as shown in the following paragraphs.

	Purchases: Andersons, Arch Coal, Barnes & Noble, Barr Laboratories, Bea Systems, Boston Scientific, Brightpoint Inc., Cintas, Conagra, Dress Barn, Earthlink, Gap Inc., Genessee Wyoming, Jones Apparel, Marsh McLennan, National Semiconductor, Owens & Minor, Pool Corporation, St Jude Medical, Susquehanna Bancorp., Tellabs, and Worthington Industries.

   Sales: Archer-Daniels-Midland, Avery-Dennison, Cheesecake Factory, Church & Dwight, Graco, International Game Technology, Lenox International, Lowes Companies, Maxim Integrated Products, Micron Technology, Nicor, Phillips-Van Heusen, Regions Financial, Ruby Tuesday, Southwest Airlines, Sybase, Walgreen and YRC Worldwide.

   Since the beginning of 2007, the Fund has achieved a net realized capital gain of $764 thousand from the stocks we sold. This is equivalent approximately to a $0.55 per share capital gain. At the end of first half, our net assets reached a record $26.1 million, representing 1,021 shareholder accounts.

   Among the stocks we sold the three best gainers were: Phillips-Van Heusen, with a 51% net gain, Sensient Technologies with a 49% gain and Church & Dwight with a 40% gain. We also sold half of our position in USEC, as it doubled in price. In addition, we also sold a stock, K2, Inc., a sporting goods manufacturer. We purchased it in April and sold it in May with a 21% gain after receiving a tender offer from Jarden. Our least profitable stock was Maxim Integrated Products which had a 9% loss.

   The following ten stocks had the greatest appreciation in the Fund's portfolio, as of June 30, 2007:
				                         Purchase
			                % Gain             Date

     1. Martin Marietta Materials	97.1               7/26/06
     2. USEC                            93.4               11/7/06
     3. Thermo Fisher Scientific        77.2               1/18/05
     4. Deere & Co.                     68.3               8/17/06
     5. Lockheed Martin                 62.8                2/1/05
     6. Snap-on Inc.                    54.2               4/22/05
     7. Lincoln National                54.0                7/6/05
     8. Cypress Semiconductor           53.8	           7/31/06
     9. Barnes Group                    46.4                3/9/07
     10.Mohawk Industries               45.5               7/31/06



ANNUAL MEETING

	Volumetric Fund's annual meeting was held on June 14, 2007. All 9 nominated directors were elected for their respective terms and the accounting firm of BKD, LLP, was approved as the independent auditor of the Fund. We are pleased to welcome our newest director, Allan Samuels.


OUTLOOK

   Even though we are up 7.7% year to date, the chances for additional gains are promising. We base this on the assumption that the Fed has finished raising interest rates and there won't be any major terrorist attacks against the United States. Also, the stock market usually has a four year presidential cycle. The year before a presidential election is usually a strong year for the market. Most importantly, we are quite confident in our well proven, seven year old, Volume & Range system. Overall, if our assumptions are correct, we are looking for a 14-19% return by the end of the year.

   If you wish to increase your investment in Volumetric Fund, please use the 'Additional Investment' form on the bottom of your account statement. A pre-addressed envelope is enclosed for your convenience. Thanks for your continued trust and confidence.

    Sincerely,


/s/Gabriel J. Gibs	 /s/ Irene J. Zawitkowski

Gabriel J. Gibs		 Irene J. Zawitkowski
Chairman and CEO	 President



                 FINANCIAL HIGHLIGHTS
    (For a share outstanding throughout the period.)
           (Six months ended June 30, 2007)
                     (Unaudited)

Per share data
Net asset value, December 31, 2006                       $ 19.10
Income from investment operations:
   Investment income - Net                                 (0.02)
   Net realized and unrealized gain on
       Investments	                                    1.38
                                                       ----------
Total from investment operations                            1.36
                                                       ----------
Less distributions from realized gains                     (1.55)
                                                       ----------
Net asset value, June 30, 2007	                         $ 18.91
                                                       ----------
Total return*                                               7.74%
                                                       ==========

Ratios and s upplemental data:
Net assets, end of period (in thousands)                $ 26,108
Ratio of expenses to average net assets**                  1.93%
Ratio of net inv. inc. to average net assets**            (0.25)%
Portfolio turnover rate*			             53 %
* Not Annualized            ** Annualized







                   VOLUMETRIC FUND, INC.
                 STATEMENT OF OPERATIONS
          For Six Months Ended, June 30, 2007
                      (Unaudited)

INVESTMENT INCOME
  Dividends                                            $ 171,821
  Interest                                                42,020
                                                       ----------
         TOTAL INVESTMENT INCOME                         213,841
EXPENSES
    Management Fee                                       245,366
                                                       ----------
INVESTMENT INCOME ' NET                                  (31,525)
                                                       ----------
REALIZED AND UNREALIZED
    GAIN ON INVESTMENTS
     Net realized gain on investments                    763,866
     Unrealized appreciation of investments
         Beginning of year                            $2,835,231
         End of period                                 3,998,699
     Increase in unrealized appreciation               1,163,468
                                                       ----------
NET GAIN ON INVESTMENTS                                1,927,334
                                                       ----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                          $1,895,809
                                                      ==========



             VOLUMETRIC FUND, INC.
        STATEMENT OF CHANGES IN NET ASSETS
       For Six Months Ended, June 30, 2007
                  (Unaudited)

CHANGES RESULTING FROM OPERATIONS
   Investment income - Net                             $ (31,525)
   Net realized gain on investments                      763,866
   Increase in unrealized appreciation                 1,163,468
                                                       ----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                           1,895,809
                                                       ----------
DISTRIBUTIONS TO SHAREHOLDERS
   From 2006 realized capital gains                   (1,974,435)
                                                      -----------
CAPITAL SHARE TRANSACTIONS
   Shares purchased                                      560,111
   Shares reinvested                                   1,957,839
   Shares redeemed                                      (660,622)
                                                       ----------
NET INCREASE FROM CAPITAL SHARE
TRANSACTIONS                                           1,857,328
                                                       ----------
NET INCREASE IN NET ASSETS                             1,778,702
NET ASSETS
  Beginning of year                                   24,329,289
                                                      -----------
  End of period                                      $26,107,991
                                                     ============


          VOLUMETRIC FUND, INC.
         STATEMENT OF NET ASSETS
             June 30, 2007
              (Unaudited)

COMMON STOCKS: 90.7%
                 MARKET
SHARES        COMPANY                 VALUE
        Aerospace/Defense: 5.0%
 5,000  DRS Technologies               $286,350
 5,600  Goodrich                        333,536
 4,000  Lockheed Martin                 376,520
 3,900  Northrop Grumman                303,693
                                     ----------
                                      1,300,099
                                     ----------
        Banking: 4.1%
 5,400  Marshall & Ilsley               257,202
 4,300  State Street Corp.              294,120
11,200  Susquehanna Bancorp.            250,544
 3,500  Zions Bancorp                   269,185
                                     ----------
                                      1,071,051
                                     ----------
        Business Services: 3.1%
 6,400  Cintas                          252,352
 9,000  Electronic Data Systems         249,570
 3,000  Omnicom Group                   317,520
                                     ----------
                                        819,442
                                     ----------
        Chemicals: 1.1%
 5,500  DuPont de Nemours               279,620
                                     ----------

        Coal: 2.1%
 7,100  Arch Coal                       247,080
 6,400  Consolidated Energy             295,104
                                     ----------
                                        542,184
                                     ----------
        Communications: 3.0%
21,000  Brightpoint Inc.                289,590
 5,700  Qualcomm                        247,323
24,000  Tellabs*                        258,240
                                     ----------
                                        795,153
                                     ----------
        Computers, Software: 1.0%
19,000  BEA Systems*                    260,110
                                     ----------

        Consumer Products: 1.1%
 9,500  Newell Rubbermaid               279,585
                                     ----------

        Drugs: 2.1%
 5,800  Abbott Laboratories             310,590
 5,000  Barr Laboratories*              251,150
                                     ----------
                                        561,740
                                     ----------
        Educational Services: 1.2%
18,600  Corinthian Colleges*            302,994
                                     ----------

        Electrical/Electronics: 7.3%
 9,000  Arrow Electronics*              345,870
16,000  Cypress Semiconductor*          372,640
18,000  EMC Corp.*                      325,800
 5,500  Harris Corp.                    300,025
10,000  National Semiconductor          282,700
 8,200  Tektronix                       276,668
                                     ----------
                                      1,903,703
                                     ----------
        Entertainment/Leisure: 4.3%
 9,500  Disney (Walt)                   324,330
 6,300  Pool Corp.                      245,889
 6,600  Royal Caribbean Cruises         283,668
12,400  Times Warner                    260,896
                                     ----------
                                      1,114,783
                                     ----------
        Financial Services: 2.1%
 4,300  American Express                263,074
 7,200  Federated Investors             275,976
                                     ----------
                                        539,050
                                     ----------
        Foods/Beverage: 3.1%
 5,600  Andersons                       253,848
 9,600  Conagra Foods                   257,856
 5,000  General Mills                   292,100
                                     ----------
                                        803,804
                                     ----------
        Insurance: 3.8%
 8,800  Healthextras*                   260,304
 6,631  Lincoln National                470,469
 8,200  Marsh McLennan                  253,216
                                     ----------
                                        983,989
                                     ----------
        Internet Services: 0.7%
 25,283 Earthlink*                      188,864
                                     ----------
        Machinery/Tools: 6.4%
  7,000 Albany International            283,080
  3,500 Deere & Co.                     422,590
  3,100 Parker Hannifin                 303,521
  7,000 Snap-on Inc.                    353,570
  5,100 Stanley Works                   309,570
                                     ----------
                                      1,672,331
                                     ----------




                MARKET
SHARES        COMPANY                VALUE
        Medical: 6.1%
  5,600 AmerisourceBergen              $277,032
 15,000 Boston Scientific*              230,100
  3,800 Cardinal Health                 268,432
  5,000 McKesson                        298,200
  7,400 Owens & Minor                   258,556
  6,200 St. Jude Medical*               257,238
                                     ----------
                                      1,589,558
                                     ----------

        Metals/Steel: 2.2%
 8,200  Alcoa                           332,346
11,000  Worthington Industries          238,150
                                     ----------
                                        570,496
                                     ----------
        Misc./Diversified: 8.5%
10,300  Barnes Group                    326,304
11,500  Corning*                        293,825
 6,200  Honeywell                       348,936
 4,700  ITT Industries                  320,916
 6,325  Leucadia National               222,956
 3,000  Martin Marietta Materials       486,060
10,500  USEC Inc.*                      230,790
                                     ----------
                                      2,229,787
                                     ----------
        Office Equipment: 1.2%
17,500         Xerox*                   323,400
                                     ----------

        Oil/Energy: 5.5%
 3,600  Apache Corp.                    293,724
 8,800  BJ Services                     250,272
 4,900  Murphy Oil                      291,256
 7,000  National Fuel Gas               303,170
 3,700  Sunoco                          294,816
                                     ----------
                                      1,433,238
                                     ----------
        Precision Instruments: 2.7%
11,000  PerkinElmer                     286,660
 8,300  Thermo Fisher Scientific*       429,276
                                     ----------
                                        715,936
                                     ----------
        Publishing: 1.3%
 8,000  R.R. Donnelley & Sons           348,080
                                     ----------

        Railroads: 2.3%
 9,100  Genesee Wyoming*                271,544
 2,800  Union Pacific                   322,420
                                     ----------
                                        593,964
                                     ----------
        Restaurants: 1.2%
13,500  Applebees International         325,350
                                     ----------

        Retail: 4.9%
 6,300  Barnes & Noble                  242,361
11,000  Dress Barn*                     225,720
13,500  Gap Inc.                        257,850
25,000  Pier 1 Imports                  212,250
10,000  Safeway                         340,300
                                     ----------
                                      1,278,481
                                     ----------
        Textile/Apparel: 2.3%
 8,700  Jones Apparel                   245,775
 3,500  Mohawk Industries*              352,765
                                     ----------
                                        598,540
                                     ----------

        Transportation/Trucking: 1.0%
17,500  Wabash National                 256,025
                                     ----------

TOTAL COMMON STOCKS:
(COST         $19,682,659)           23,681,358
                                     ----------
CASH EQUIVALENTS & RECEIVABLES: 9.3%
   Cash                                 125,814
   JP Morgan Prime Money Market Fund  2,332,800
   Dividends and interest receivable     20,770
                                     ----------
TOTAL CASH EQUIVALENTS/ RECEIVABLES   2,479,384
                                     ----------
TOTAL ASSETS                         26,160,742
LIABILITIES: Payable to broker          (52,751)
                                     ----------
NET ASSETS: 100.0%                  $26,107,991
                                    ===========
VOLUMETRIC SHARES OUTSTANDING         1,380,399
                                     ----------
NET ASSET VALUE PER SHARE                $18.91
                                     ==========

*  Non-income producing security





Volumetric Fund, Inc.
----------------------
87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
www.volumetric.com

Investment Adviser and
Transfer Agent
-----------------------
Volumetric Advisers, Inc.
Pearl River, New York

Custodian
------------
J.P. Morgan Chase
New York, New York

Independent Auditors
---------------------
BKD, LLP
Houston, Texas

Board of Directors
--------------------
William P. Behrens
Gabriel J. Gibs, Chairman
Joseph Heaupl
Raymond T. Mundy
Stephen Samitt
Allan A. Samuels
David L. Seidenberg
Raymond W. Sheridan
Irene J. Zawitkowski


Officers
---------
Gabriel J. Gibs
    Chief Executive Officer, Portfolio Co-Manager
Irene J. Zawitkowski
    President, Portfolio Co-Manager
Jeffrey M. Gibs
    Vice President, Chief Compliance Officer